Other Financial Assets At Amortised Cost	12 Months Ended
Dec. 31, 2018
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Other Financial Assets At Amortised Cost

18. OTHER FINANCIAL ASSETS AT AMORTISED COST

	Group
	2018 £m	2017 £m
Asset backed securities(1)	720
Debt securities(2)	6,509

	7,229

(1)	These securities were previously classified as ‘Financial investments’ under IAS 39. See Note 44.
(2)	These debt securities were previously classified as held-to-maturity investments within ‘Financial investments’ under IAS 39. See Note 44.

On adoption of IFRS 9, the Santander UK group split the ‘financial investments’ balance sheet line item (Note 20) between ‘other financial assets at amortised cost’ and ‘financial assets at fair value through other comprehensive income’. This aligned the balance sheet line items to the IFRS 9 accounting classifications and provides a clearer understanding of our financial position. In addition, certain available-for-sale securities were mandatorily measured at FVTPL. For more information, see Note 44.

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.

The Company’s asset backed securities includes investments in debt securities issued by Santander UK group entities.